Loans and Allowance for Loan Losses - Schedule of Financial Effect of Loan Modifications (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total commercial and industrial | Commercial, financial, and agricultural
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Weighted Average Interest Rate Reduction	2.30%	0.00%	2.40%
Weighted Average Term Extension (in months)	6 months	12 months	14 months
Weighted Average Payment Delay (in months)	14 months
Total commercial and industrial | Commercial, financial, and agricultural | Principal Forgiveness and Term Extensions
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Principal Forgiveness and Term Extensions			$ 1,200
Total commercial and industrial | Owner-occupied
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Weighted Average Interest Rate Reduction	0.00%	2.40%	2.30%
Weighted Average Term Extension (in months)	4 months	5 months	10 months
Total commercial and industrial | Owner-occupied | Principal Forgiveness and Term Extensions
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Principal Forgiveness and Term Extensions			$ 0
Total commercial real estate | Investment properties
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Weighted Average Interest Rate Reduction	2.00%	1.90%	0.00%
Weighted Average Term Extension (in months)	32 months	12 months	40 months
Total commercial real estate | Investment properties | Principal Forgiveness and Term Extensions
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Principal Forgiveness and Term Extensions			$ 0
Total commercial real estate | 1-4 family properties
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Weighted Average Interest Rate Reduction			0.40%
Weighted Average Term Extension (in months)			12 months
Total commercial real estate | 1-4 family properties | Principal Forgiveness and Term Extensions
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Principal Forgiveness and Term Extensions			$ 0
Total commercial real estate | Land and development
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Weighted Average Interest Rate Reduction			0.00%
Weighted Average Term Extension (in months)			4 months
Total commercial real estate | Land and development | Principal Forgiveness and Term Extensions
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Principal Forgiveness and Term Extensions			$ 0
Total consumer | Consumer mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Weighted Average Interest Rate Reduction	0.00%	2.30%	2.30%
Weighted Average Payment Delay (in months)	5 years	5 years 6 months	6 years
Total consumer | Consumer mortgages | Principal Forgiveness and Term Extensions
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Principal Forgiveness and Term Extensions			$ 0
Total consumer | Home equity
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Weighted Average Interest Rate Reduction		0.00%	0.50%
Weighted Average Term Extension (in months)			249 months
Total consumer | Home equity | Principal Forgiveness and Term Extensions
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Principal Forgiveness and Term Extensions			$ 0
Total consumer | Other consumer loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Weighted Average Interest Rate Reduction	2.30%	4.20%	5.70%
Weighted Average Term Extension (in months)	141 months	75 months	62 months
Weighted Average Payment Delay (in months)	12 years	6 years	2 years
Total consumer | Other consumer loans | Principal Forgiveness and Term Extensions
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Principal Forgiveness and Term Extensions			$ 0